NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Liabilities by Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes	€ 0	€ 0	€ 2,169
Conditional advances	0	5,281	4,421
Bank loans	10,072	10,077	10,019
Other	40	38	35
Financial liabilities	10,112	15,396	16,644
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes			2,169
Conditional advances			0
Bank loans	2,565	164	96
Other			0
Financial liabilities	2,565	164	2,265
One to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes			0
Conditional advances			0
Bank loans	4,972	5,014	3,768
Other	40	38	35
Financial liabilities	5,012	5,052	3,803
Three to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes			0
Conditional advances			0
Bank loans	2,535	4,424	4,069
Other			0
Financial liabilities	2,535	4,424	4,069
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes			0
Conditional advances		5,281	4,421
Bank loans		475	2,086
Other			0
Financial liabilities	€ 0	€ 5,756	€ 6,507